Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Components of Trade and Other Receivables
The Company’s trade and other receivables as at June 30, 2023 and December 31, 2022 include the following:

	2023	2022
	$	$
Trade receivables	33,250	29,128
Accrued revenues	3,191	3,288
Tax credits receivable	2,195	3,054
Interest receivable	657	1,662
Other receivables	121	395
	39,414	37,527

Included in trade receivables is a loss allowance of $1,007 as at June 30, 2023 and $719 as at December 31, 2022.